Geographic Area Data Summarizes Subscription Revenue and Long-lived Tangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 80,948	[1]	$ 58,405	[1]	$ 127,451	[1]	$ 92,317	[1]	$ 64,690
Property and equipment, net	51,821	[2]			41,132	[2]	26,848	[2]
UNITED STATES
Subscription revenue	70,754	[1]	50,833	[1]	111,386	[1]	78,776	[1]
Property and equipment, net	43,371	[2]			34,232	[2]	21,607	[2]
UNITED KINGDOM
Subscription revenue	5,436	[1]	4,249	[1]	8,944	[1]	8,146	[1]
Property and equipment, net	3,939	[2]			3,407	[2]	2,304	[2]
IRELAND
Subscription revenue	1,948	[1]	1,942	[1]	3,742	[1]	4,474	[1]
Property and equipment, net	4,511	[2]			3,493	[2]	2,937	[2]
All Other Countries
Subscription revenue	$ 2,810	[1]	$ 1,381	[1]	$ 3,379	[1]	$ 921	[1]

[1]	Subscription revenue represents sales to external customers based on the location of the customer.
[2]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.